Financial Instruments - Fair Values and Risk Management - Summary of Trade Receivables Past Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 32,508	€ 32,819	€ 32,819
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	35,880	36,480	€ 36,480
Accumulated impairment [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(3,372)	(3,661)
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	26,534	24,462
From 1 to 29 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	5,199	3,945
From 30 to 60 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	841	746
From 61 to 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	595	582
More than 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 2,711	€ 6,745